Lease Liability (Tables)	6 Months Ended
Jun. 30, 2023
Lease liabilities [abstract]
Summary of Lease Liability

	AS OF DECEMBER 31, 2022	AS OF JUNE 30, 2023
Due in less than one year	$8,474	$8,847
Due between one and five years	23,543	21,562
Due in more than five years	13,251	-
Total	$45,268	$30,409